UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 1999

Check here if Amendment [    ]; Amendment Number:
                                                  ------------

This Amendment (Check only one.):   [    ] is a restatement.
                                    [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      OrbiMed Advisers Inc.
Address:   767 Third Avenue, 6th Floor
           New York, NY 10010

Form 13F File Number: 28-6776

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Samuel D. Isaly
Title:   President
Phone:   (212) 739-6400

Signature, Place, and Date of Signing:

/s/ Samuel D. Isaly            New York, NY               February 15, 2000
[Signature]                    [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  61

Form 13F Information Table Value Total:  $458,081
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.           Form 13F File Number                  Name
    2             28-6774                               OrbiMed Advisors LLC

                           Form 13F INFORMATION TABLE

Quarter Ended December 31, 1999

Manager Key:  (1) OrbiMed Advisers Inc.
              (2) OrbiMed Advisors LLC

    Column 1             Column 2   Column 3       Column 4       Column 5           Column 6     Column 7            Column 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                               Investment Discretion            Voting Authority
                                                                                                                    (Shares)
------------------------------------------------------------------------------------------------------------------------------------

  Name of Issuer         Title of   CUSIP Number   Market Value   SHRS      Sole Shared   Shared  Other       Sole     Shared  None
                           Class                                                 Defined  Other   Managers
------------------------------------------------------------------------------------------------------------------------------------

Abgenix, Inc                COM     00339B107      20,670,000     156,000    X                      1         156,000
Abgenix, Inc                COM     00339B107      28,620,000     216,000    X                      2         216,000
Affymetrix Inc.             COM     00826T108       1,187,813       7,000    X                      1           7,000
Affymetrix Inc.             COM     00826T108       4,411,875      26,000    X                      2          26,000
Alexion Pharmaceuticals,    COM     015351109       8,133,750     270,000    X                      1         270,000
Inc.
Alexion Pharmaceuticals,    COM     015351109      13,270,063     440,500    X                      2         440,500
Inc.
Alza Corp.                  COM      22615108       6,405,625     185,000    X                      1         185,000
Alza Corp.                  COM      22615108      10,318,250     298,000    X                      2         298,000
American Home Products      COM      26609107       1,256,000      32,000    X                      1          32,000
American Home Products      COM      26609107       3,532,500      90,000    X                      2          90,000
Aquila                      COM     03839f107       1,242,125     523,000    X                      2         523,000
Biopharmaceuticals
Aradigm Corp                COM      38505103       1,978,850     208,300    X                      2         208,300
Aviron                      COM     053762100       4,308,906     250,000    X                      1         250,000
Aviron                      COM     053762100       4,182,406     264,500    X                      2         264,500
BioChem Pharma Inc.         COM     09058T108         652,500      30,000    X                      1          30,000
BioChem Pharma Inc.         COM     09058T108       3,045,000     140,000    X                      2         140,000
Bio-Technology General      COM     090578105       6,530,050     428,200    X                      1         428,200
Bio-Technology General      COM     090578105       5,429,000     356,000    X                      2         356,000
Caliper Technologies        COM     130876105       1,335,000      20,000    X                      1          20,000
Caliper Technologies        COM     130876105      26,029,718     389,958    X                      2         389,958
Cell Genesys Inc.           COM     150921104         896,875      70,000    X                      1          70,000
Cell Genesys Inc.           COM     150921104         691,875      54,000    X                      2          54,000
Cell Therapeutics           COM     150934107       3,236,996     462,428    X                      2         462,428
Chiron Corp.                COM     170040109       5,593,500     132,000    X                      1         132,000
Chiron Corp.                COM     170040109       5,000,250     118,000    X                      2         118,000
Coulter Pharmaceutical      COM     222116105         739,613      32,600    X                      1          32,600
Inc.


    Column 1             Column 2   Column 3       Column 4       Column 5           Column 6     Column 7            Column 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                               Investment Discretion            Voting Authority
                                                                                                                    (Shares)
------------------------------------------------------------------------------------------------------------------------------------

  Name of Issuer         Title of   CUSIP Number   Market Value   SHRS      Sole Shared   Shared  Other       Sole     Shared  None
                           Class                                                 Defined  Other   Managers
------------------------------------------------------------------------------------------------------------------------------------

Coulter Pharmaceutical      COM     222116105      2,835,938      125,000    X                      2         125,000
Inc.
Discovery Laboratories      COM     254668106      4,728,005    1,699,957    X                      2       1,699,957
Inc.
Eli Lilly & Company         COM     532457108     11,039,000      166,000    X                      1         166,000
Eli Lilly & Company         COM     532457108     16,359,000      246,000    X                      2         246,000
Enzon Inc.                  COM     293904108        650,625       15,000    X                      1          15,000
Enzon Inc.                  COM     293904108      5,205,000      120,000    X                      2         120,000
Forest Laboratories - CL    COM     345838106     10,321,500      168,000    X                      1         168,000
A

Forest Laboratories - CL    COM     345838106     12,656,125      206,000    X                      2         206,000
A

Geltex Pharmaceuticals      COM     368538104      6,201,250      484,000    X                      1         484,000
Inc.
Geltex Pharmaceuticals      COM     368538104      9,865,625      770,000    X                      2         770,000
Inc.

Genta Inc.                  COM     37245M207      1,287,500      200,000    X                      2         200,000
Genzyme Corp. General       COM     372917104     10,440,000      232,000    X                      1         232,000
Division
Genzyme Corp. General       COM     372917104     15,930,000      354,000    X                      2         354,000
Division
Gilead Sciences Inc.        COM     375558103      6,711,500      124,000    X                      1         124,000
Gilead Sciences Inc.        COM     375558103     11,474,500      212,000    X                      2         212,000
Ilex Oncology Inc.          COM     451923106      1,025,313       42,500    X                      1          42,500
Incyte Pharmaceuticals      COM     45337C102      1,020,000       17,000    X                      1          17,000
Inc.

Incyte Pharmaceuticals      COM     45337C102      1,500,000       25,000    X                      2          25,000
Inc.
Maxim Pharmaceuticals       COM     57772M107      5,602,220      280,111    X                      1         280,111
Monsanto                    COM     611662107     10,687,500      300,000    X                      1         300,000
Monsanto                    COM     611662107     17,812,500      500,000    X                      2         500,000
PathoGenesis Corp.          COM     70321E104      1,794,319       83,700    X                      2          83,700
Pharmacia and Upjohn        COM     716941109      5,400,000      120,000    X                      1         120,000
Inc.
Pharmacia and Upjohn        COM     716941109     11,250,000      250,000    X                      2         250,000
Inc.
Pharmacopeia Inc.           COM     71713B104      9,482,138      419,100    X                      1         419,100
Pharmacopeia Inc.           COM     71713B104      9,559,063      422,500    X                      2         422,500
Premier Research            COM     740568100      2,943,750      300,000    X                      1         300,000
Worldwide
SangStat Medical Corp.      COM     801003104      8,925,000      300,000    X                      1         300,000
SangStat Medical Corp.      COM     801003104     12,605,075      423,700    X                      2         423,700
Tularik Inc.                COM     899165104      8,093,750      250,000    X                      1         250,000
Tularik Inc.                COM     899165104      3,237,500      100,000    X                      2         100,000
Vertex Pharmaceuticals      COM     92532F100      9,100,000      260,000    X                      1         260,000
Inc.


    Column 1             Column 2   Column 3       Column 4       Column 5           Column 6     Column 7            Column 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                               Investment Discretion            Voting Authority
                                                                                                                    (Shares)
------------------------------------------------------------------------------------------------------------------------------------

  Name of Issuer         Title of   CUSIP Number   Market Value   SHRS      Sole Shared   Shared  Other       Sole     Shared  None
                           Class                                                 Defined  Other   Managers
------------------------------------------------------------------------------------------------------------------------------------

Vertex Pharmaceuticals      COM     92532F100     13,300,000      380,000    X                      2         380,000
Inc.
Warner-Lambert Co.          COM     934488107     11,575,229      141,269    X                      1         141,269
Warner-Lambert Co.          COM     934488107     18,763,688      229,000    X                      2         229,000
------------------------------------------------------------------------------------------------------------------------------------
Total                                            458,081,153   15,165,323                                  15,165,323
------------------------------------------------------------------------------------------------------------------------------------
